Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Interest income	$ 201,833	$ 178,482
Interest expense:
Warehouse credit facility	29,276	19,914
Securitization debt	30,084	21,979
Total interest expense	59,360	41,893
Net interest income	142,473	136,589
Realized and unrealized losses, net of recoveries	119,868	122,541
Net interest income after losses and recoveries	22,605	14,048
Noninterest income:
Servicing income	6,501	10,041
Warranties and GAP income (loss), net	(2,610)	5,713
CarStory revenue	11,610	12,384
Gain on debt extinguishment		37,878
Other income	10,850	9,110
Total noninterest income	26,351	75,126
Expenses:
Compensation and benefits	97,293	86,700
Professional fees	12,035	14,552
Software and IT costs	15,083	19,601
Depreciation and amortization	29,086	29,113
Interest expense on corporate debt	5,826	5,976
Impairment charges	5,159
Other expenses	16,294	17,687
Total expenses	180,776	173,629
Loss from continuing operations before reorganization items and provision for income taxes	(131,820)	(84,455)
Reorganization items, net	5,564
Loss from continuing operations before provision for income taxes	(137,384)	(84,455)
Provision for income taxes from continuing operations	856	642
Net loss from continuing operations	(138,240)	(85,097)
Net loss from discontinued operations	(26,884)	(279,514)
Net loss	$ (165,124)	$ (364,611)
Net loss per share attributable to common stockholders, continuing operations, basic (in Dollars per share)	$ (76.24)	$ (48.82)
Net loss per share attributable to common stockholders, continuing operations, diluted (in Dollars per share)	(76.24)	(48.82)
Net loss per share attributable to common stockholders, discontinued operations, basic (in Dollars per share)	(14.83)	(160.35)
Net loss per share attributable to common stockholders, Discontinued operations, diluted (in Dollars per share)	(14.83)	(160.35)
Total net loss per share attributable to common stockholders, basic (in Dollars per share)	(91.07)	(209.17)
Total net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (91.07)	$ (209.17)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in Shares)	1,813,168	1,743,128
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in Shares)	1,813,168	1,743,128